Inventories (Tables)	12 Months Ended
Aug. 31, 2018
Inventories [Abstract]
Summary of inventories
	As at August 31,
	2018	2017

Raw materials	$24,561	$18,899
Work in progress	869	886
Finished goods	13,159	14,047
	$38,589	$33,832